Premises and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation and amortization expense	$ 2,291,000	$ 2,125,000	$ 2,300,000
Total rent expense	$ 1,200,000	$ 963,000.0	$ 708,000.0